Segments, Customers And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Segments, Customers And Geographic Information [Abstract]
Schedule Of Revenues From Sales To Unaffiliated Customers
	Year ended December 31,
	2012	2013	2014
Revenues from sales to unaffiliated customers:

North America	$40,496	$35,584	$40,353
Europe	97,133	62,914	58,537
Africa	58,212	73,735	55,953
Asia-Pacific and Middle East	70,704	40,731	42,095
India	54,358	26,646	92,066
Latin America	125,748	122,162	82,107

	$446,651	$361,772	$371,112

Property and equipment, net, by geographic areas:

Israel	$27,837	$30,759	$29,418

Others	5,805	4,486	3,720

	$33,642	$35,245	$33,138